Unsecured Debt - Committed Ship Financings (Details) (Subsequent Event, USD $) In Millions, unless otherwise specified	2 Months Ended
	Jan. 22, 2015
Long-term Purchase Commitment [Line Items]
Amount	$ 2,332
North America Brands Carnival Cruise Line [Member] | Carnival Vista 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	483	[1]
North America Brands Holland America Line [Member] | Holland America Line Koningsdam 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	379	[1]
North America Brands Seabourn | Seabourn Newbuild Twenty Sixteen Fiscal Year [Domain] [Domain]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
North America Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	1,066
Europe, Australia & Asia (EAA) AIDA | AIDAprima 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Europe, Australia & Asia (EAA) AIDA | AIDA Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Europe, Australia & Asia (EAA) P&O Cruises (UK) | Britannia 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
EAA Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	1,266
Euro Denominated [Member] | North America Brands Seabourn | Seabourn Newbuild Twenty Sixteen Fiscal Year [Domain] [Domain]
Long-term Purchase Commitment [Line Items]
Amount	204	[1]
Euro Denominated [Member] | Europe, Australia & Asia (EAA) AIDA | AIDAprima 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Amount	393
Euro Denominated [Member] | Europe, Australia & Asia (EAA) AIDA | AIDA Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Amount	393
Euro Denominated [Member] | Europe, Australia & Asia (EAA) P&O Cruises (UK) | Britannia 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Amount	$ 480	[1]

[1]	euro-denominated.